UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wilson Capital Management LLC

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number: 28-11737

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     David S. Wilson
Title:    Managing Member
Phone:    (212) 692-6320


Signature, Place and Date of Signing:

  /s/ David S. Wilson           New York, New York            August 10, 2007
-----------------------     --------------------------     ---------------------
      [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

  [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total:  $ 131,752
                                         (thousands)


List of Other Included Managers:  NONE

                                                     FORM 13F INFORMATION TABLE
                                                    Wilson Capital Management LLC
                                                           June 30, 2007
         COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     CLMN7         COULMN 8
                                                            VALUE     SHRS OR   SH/  PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x $1000)   PRN AMT   PRN  CALL   DISCRETION   MNGRS    SOLE   SHARED NONE
ABB LTD                        SPONSORED ADR   000375204    6,371      281,900   SH            SOLE      NONE    281,900
AEGEAN MARINE PETROLEUM NETW   SHS             Y0017S102    1,663       87,400   SH            SOLE      NONE     87,400
AMERICAN AXLE & MFG MLDGS IN   COM             024061103    4,298      145,100   SH            SOLE      NONE    145,100
AMERICAN REPROGRAPHICS CO      COM             029263100    1,540       50,000   SH            SOLE      NONE     50,000
AMR CORP                       COM             001765106    2,635      100,000   SH            SOLE      NONE    100,000
BOOTS & COOTS/INTL WELL CTRL   COM NEW         099469504    1,470      849,600   SH            SOLE      NONE    849,600
CARTER INC                     COM             146229109    3,089      119,100   SH            SOLE      NONE    119,100
CELANESE CORP DEL              COM SER A       150870103    4,685      120,800   SH            SOLE      NONE    120,800
CHAMPION ENTERPRISES INC       COM             158496109    1,683      171,200   SH            SOLE      NONE    171,200
CIRRUS LOGIC INC               COM             172755100    1,664      200,500   SH            SOLE      NONE    200,500
COMCAST CORP NEW               CL A            20030N101    5,618      199,800   SH            SOLE      NONE    199,800
COMPTON PETE CORP              COM             204940100    2,687      270,000   SH            SOLE      NONE    270,000
CYTYC CORP                     COM             232946103    4,095       95,000   SH            SOLE      NONE     95,000
EAGLE BULK SHIPPING INC        COM             Y2187A101    4,079      182,000   SH            SOLE      NONE    182,000
EAGLE MATERIALS INC            COM             26969P108    5,955      121,400   SH            SOLE      NONE    121,400
EXCEL TECHNOLOGY INC           COM             30067T103    2,883      103,200   SH            SOLE      NONE    103,200
GENCORP INC                    COM             368682100    3,682      281,700   SH            SOLE      NONE    281,700
GENERAL ELECTRIC CO            COM             369604103    7,602      198,600   SH            SOLE      NONE    198,600
INFRASOURCE SVCS INC           COM             45684P102    1,751       47,200   SH            SOLE      NONE     47,200
HUNT J B TRANS SVCS INC        COM             445658107    5,521      188,300   SH            SOLE      NONE    188,300
JOY GLOBAL INC                 COM             481165108    5,005       85,800   SH            SOLE      NONE     85,800
LEVEL 3 COMMUNICATIONS INC     COM             52729N100    4,261      728,300   SH            SOLE      NONE    728,300
MAGNA ENTMT CORP               CL A            559211107    1,652      565,655   SH            SOLE      NONE    565,655
MCDERMOTT INTL INC             COM             580037109    7,074       85,100   SH            SOLE      NONE     85,100
NOVA CHEMICALS CORP            COM             66977W109    3,852      108,300   SH            SOLE      NONE    108,300
OLD DOMINION FGHT LINES INC    COM             679580100    2,409       79,900   SH            SOLE      NONE     79,900
QUANTA SVCS INC                COM             74762E102    6,944      226,400   SH            SOLE      NONE    226,400
RAIT FINANCIAL TRUST           COM             749227104    3,367      129,400   SH            SOLE      NONE    129,400
REPUBLIC AWYS HLDGS INC        COM             760276105    2,045      100,509   SH            SOLE      NONE    100,509
SEMTECH CORP                   COM             816850101    3,400      196,200   SH            SOLE      NONE    196,200
SOUTHWESTERN ENERGY CO         COM             845467109    5,580      125,400   SH            SOLE      NONE    125,400
THOR INDS INC                  COM             885160101    4,478       99,200   SH            SOLE      NONE     99,200
TRINITY INDS INC               COM             896522109    6,259      143,750   SH            SOLE      NONE    143,750
WABTEC CORP                    COM             929740108    1,132       31,000   SH            SOLE      NONE     31,000
XM SATELLITE RADIO HLDGS INC   CL A            983759101    1,324      112,500   SH            SOLE      NONE    112,500





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